Other Investments	12 Months Ended
Mar. 31, 2025
Disclosure Of Other Investments [Abstract]
Other Investments
9)
OTHER INVESTMENTS

	As at March 31
Particulars	2024	2025
Financial assets measured at FVOCI
- Equity securities (unlisted)	452	—

Financial assets measured at FVTPL
- Equity securities (unlisted)	591	591
- Other securities	242	305

Financial assets measured at amortised cost
- Other securities	76	76
Total	1,361	972

The Group’s exposure to risks and fair value measurement is disclosed in note 4, 5 and 34.